Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current Assets
Cash and cash equivalents	$ 8,618,461	$ 6,655,734
Accounts receivables, net	460,272	226,747
Advances to suppliers	5,699,738	5,174,302
Prepayments, receivables and other assets, net	4,826,089	3,323,047
Total current assets	19,604,560	15,379,830
Non-current assets
Property and equipment, net	108,899	126,743
Intangible assets	1,802,667
Operating right-of-use asset	79,188
Total non-current assets	1,990,754	126,743
Total Assets	21,595,314	15,506,573
Current Liabilities
Short-term loans	1,307,937	833,521
Accounts payable	153,865	653,694
Advance from customers	537,646	1,185,130
Taxes payable	1,307,270	1,044,532
Accrued expenses and other liabilities		102,436
Salary and welfare payable	32,268	41,075
Warrant liability	104,433
Operating right-of-use liabilities-current	79,188
Long-term borrowing-current	300,338
Total current liabilities	3,885,065	3,866,575
Non-current Liabilities
Long-term accounts payable	26,496	66,365
Long-term borrowing	307,323	301,678
Total non-current liabilities	333,819	368,043
Total Liabilities	4,218,884	4,234,618
Commitments and contingencies
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	12,814,826	10,589,916
Retained earnings	4,599,887	723,207
Accumulated other comprehensive loss	(45,525)	(44,392)
Total shareholders’ equity	17,376,430	11,271,955
Total liabilities and shareholders’ equity	21,595,314	15,506,573
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares value	5,515	1,497
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares value	1,727	1,727
Related Party
Current Liabilities
Due to related parties	$ 62,120	$ 6,187